Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income taxes
Schedule of current and deferred component of income tax expenses

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current tax	395,369,391	213,083,260	71,809,290	10,314,759
Deferred tax	(257,121,164)	(3,162,072)	(164, 911,933)	(23,688,117)
Total	138,248,227	209,921,188	(93,102,643)	(13,373,358)

Schedule of pre-tax income for different jurisdiction

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cayman Islands	86,909	(11,832,862)	(9,978,594)	(1,433,335)
Hong Kong entities	(17,470)	(2,423,249)	(140,208)	(20,140)
PRC entities	478,505,825	1,099,179,030	674,034,252	96,818,963
Total	478,575,264	1,084,922,919	663,915,450	95,365,488

Schedule of reconciliation between the income taxes expense computed by applying the PRC tax rate and the actual provision for income taxes

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Expected tax at PRC rate	119,643,817	271,230,730	165,978,862	23,841,372
Other expenses not deductible for tax purposes	119,376	226,076	27,243,710	3,913,314
Share based compensation expenses not deductible for tax purposes	18,502,393	42,959,121	39,101,140	5,616,527
Effect of tax holiday and preferential tax rate(1)	—	(104,548,726)	(279,823,276)	(40,194,099)
Effect of different tax rate of subsidiary operation in other jurisdiction	(20,242)	3,164,192	2,853,547	409,886
Research and development tax deduction	—	(32,720,713)	(12,657,389)	(1,818,120)
Adjustment on income tax of the previous periods (2)	—	(17,208,473)	961,418	138,099
Tax on undistributed earnings/(loss) of VIEs	—	46,419,145	(46,419,145)	(6,667,693)
Valuation allowance movement	2,883	399,836	4,451,281	639,387
Others	—	—	5,207,209	747,969
Total	138,248,227	209,921,188	(93,102,643)	(13,373,358)
(1)	The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
The aggregate amount tax benefit of the tax holiday and preferential tax rate	—	104,548,726	279,823,276	40,194,099
The aggregate effect on basic and diluted net income per share:
—Basic	—	0.36	0.89	0.13
—Diluted	—	0.34	0.88	0.13
(2)	Adjustment on current income tax of the previous periods represented the adjustment according to final annual income tax filing with the PRC tax authorities.

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
The aggregate amount tax benefit of the tax holiday and preferential tax rate	—	104,548,726	279,823,276	40,194,099
The aggregate effect on basic and diluted net income per share:
—Basic	—	0.36	0.89	0.13
—Diluted	—	0.34	0.88	0.13

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of
	December 31,	As of December 31,
	2018	2019	2019
Deferred tax assets:	RMB	RMB	US$
Long-term investments	1,575,000	3,455,742	496,386
Accrued expenses	3,394,533	30,867,551	4,433,846
Accounts receivables	—	105,168,108	15,106,454
Guarantee liabilities	235,329,500	210,014,843	30,166,745
Financial guarantee derivatives	54,770,514	116,363,471	16,714,567
Loan receivable from Xiaoying Housing Loans	3,886,705	7,231,727	1,038,773
Loans held for sale	853,899	—	—
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans	—	10,264,710	1,474,433
Operating loss carry forwards	46,845,223	5,631,764	808,952
Lease liabilities	—	13,226,632	1,899,887
Others	395,882	149,079	21,413
Deferred tax assets, gross	347,051,256	502,373,627	72,161,456
Valuation allowance	(403,674)	(4,854,955)	(697,371)
Total deferred tax assets, net	346,647,582	497,518,672	71,464,085
Deferred tax liabilities:
Property and equipment	1,008,419	662,682	95,187
Long-term investments	—	646,786	92,905
Investment in Consolidated Trusts	—	18,953,213	2,722,459
Right-of-use assets	—	13,124,040	1,885,150
Investment in VIEs(1)	46,419,145	—	—
Total deferred tax liabilities	47,427,564	33,386,721	4,795,701
(1)	A deferred tax liability was recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis for investments in domestic VIEs.

Schedule of movement of the valuation allowance

	As of
	December 31,	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Balance as of January 1	(3,838)	(403,674)	(57,984)
Addition	(399,836)	(4,451,281)	(639,387)
Balance as of December 31	(403,674)	(4,854,955)	(697,371)

Schedule of roll-forward of unrecognized tax benefits

	Year ended December 31,	Year ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additions for tax positions	—	319,206,371	45,851,126
Reductions for tax position	—	(72,811,764)	(10,458,755)
Balance at end of the year	—	246,394,607	35,392,371

Schedule of accrued interest and penalties related to income taxes

	Year ended December 31,	Year ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Accrued interest	—	3,805,963	546,692
As of